Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Total for PEO ($)(2)	Compensation actually paid to PEO(3) ($)	Average Summary Compensation Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of initial fixed $100 investment based on:		Net Loss ($000s)	Company-Selected Financial Measure: Net ARR Increase ($000s)(6)
					Zuora Total Stockholder Return(4) ($)	Peer group Total Stockholder Return(5) ($)
2024	8,787,500	10,154,466	4,628,907	4,196,628	62	219	(68,193)	38,104
2023	5,517,000	(1,638,716)	6,408,012	789,420	54	146	(197,970)	51,121
2022	7,424,000	8,833,317	4,296,700	5,173,371	113	173	(99,425)	51,922
2021	2,206,055	2,460,719	1,946,322	1,456,795	100	137	(73,174)	27,768

Company Selected Measure Name	annual recurring revenue net growth (Net ARR Increase)
Named Executive Officers, Footnote	Tien Tzuo served as the Company's Principal Executive (our PEO) for the entirety of all four fiscal years presented. Our non-PEO NEOs for the indicated fiscal years were as follows:
–Fiscal 2024: Todd McElhatton, Robert Traube, Andrew Cohen, Peter Hirsch
–Fiscal 2023: Todd McElhatton, Robert Traube, Andrew Cohen, and Sridhar Srinivasan
–Fiscal 2022: Todd McElhatton, Robert Traube, Sridhar Srinivasan, and Jennifer Pileggi
–Fiscal 2021: Todd McElhatton, Robert Traube, Jennifer Pileggi, Brent Cromley, Tyler Sloat, and Paolo Battaglini

Peer Group Issuers, Footnote	The TSR Peer Group consists of S&P 500 Information Technology Index. This calculation assumes that $100 was invested in this index on January 31, 2020, (aligned with the period used in footnote 4 above).
PEO Total Compensation Amount	$ 8,787,500	$ 5,517,000	$ 7,424,000	$ 2,206,055
PEO Actually Paid Compensation Amount	$ 10,154,466	(1,638,716)	8,833,317	2,460,719
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent the compensation actually paid to our PEO and our non-PEO NEOs for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

		Deductions		Additions
Fiscal Year	Summary Compensation Table Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Value of Any Awards Forfeited During the Fiscal Year ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year ($)	Change in Value of Stock Awards Granted in any Prior Year Vested During the Year ($)	Compensation Actually Paid ($)
Principal Executive Officer
2024	8,787,500	7,950,000	0	4,798,509	2,706,990	1,509,658	301,809	10,154,466
2023	5,517,000	4,563,000	0	2,376,000	(3,326,826)	0	(1,641,890)	(1,638,716)
2022	7,424,000	6,393,000	0	5,600,552	382,509	1,357,089	462167	8,833,317
2021	2,206,055	1,624,245	0	1,958,279	(43,345)	311,103	(347,128)	2,460,719
Average for non-PEO NEOs
2024	4,628,907	3,973,270	96,573	2,486,711	224,937	712,776	213,141	4,196,628
2023	6,408,012	5,686,688	0	2,417,249	(1,926,517)	460,531	(883,168)	789,420
2022	4,296,700	3,578,100	0	3,133,716	412,564	639,966	268,525	5,173,371
2021	1,946,322	1,497,717	530,461	1,560,226	(17,994)	201,497	(205,077)	1,456,795
In calculating "compensation actually paid" to the PEO and Non-PEO NEOs, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in accordance with SEC rules and computed in a manner consistent with ASC 718. The fair value of RSUs is based on the stock price on the relevant measurement date. The fair value of PSUs is computed based on the probable outcome of achievement of the applicable performance conditions as of the relevant measurement date, which is deemed to be achieved for the first and second tranches (first tranche for Mr. Hirsh). Valuation assumptions used to calculate PSU fair values did not materially differ from those disclosed at the time of grant or modification, as applicable, except for the stock price. Stock options are valued using a Black-Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes. Average non-PEO NEO values for 2024 include the value of RSUs granted to Messrs. McElhatton and Traube in exchange for underwater options, which underwater options were exchanged for new RSUs at an approximately value-neutral accounting ratio of 2.9 option shares for 1 RSU share. Please see footnote 1 for the non-PEO NEOs included in the average for each indicated fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 4,628,907	6,408,012	4,296,700	1,946,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,196,628	789,420	5,173,371	1,456,795
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent the compensation actually paid to our PEO and our non-PEO NEOs for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

		Deductions		Additions
Fiscal Year	Summary Compensation Table Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Value of Any Awards Forfeited During the Fiscal Year ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year ($)	Change in Value of Stock Awards Granted in any Prior Year Vested During the Year ($)	Compensation Actually Paid ($)
Principal Executive Officer
2024	8,787,500	7,950,000	0	4,798,509	2,706,990	1,509,658	301,809	10,154,466
2023	5,517,000	4,563,000	0	2,376,000	(3,326,826)	0	(1,641,890)	(1,638,716)
2022	7,424,000	6,393,000	0	5,600,552	382,509	1,357,089	462167	8,833,317
2021	2,206,055	1,624,245	0	1,958,279	(43,345)	311,103	(347,128)	2,460,719
Average for non-PEO NEOs
2024	4,628,907	3,973,270	96,573	2,486,711	224,937	712,776	213,141	4,196,628
2023	6,408,012	5,686,688	0	2,417,249	(1,926,517)	460,531	(883,168)	789,420
2022	4,296,700	3,578,100	0	3,133,716	412,564	639,966	268,525	5,173,371
2021	1,946,322	1,497,717	530,461	1,560,226	(17,994)	201,497	(205,077)	1,456,795
In calculating "compensation actually paid" to the PEO and Non-PEO NEOs, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in accordance with SEC rules and computed in a manner consistent with ASC 718. The fair value of RSUs is based on the stock price on the relevant measurement date. The fair value of PSUs is computed based on the probable outcome of achievement of the applicable performance conditions as of the relevant measurement date, which is deemed to be achieved for the first and second tranches (first tranche for Mr. Hirsh). Valuation assumptions used to calculate PSU fair values did not materially differ from those disclosed at the time of grant or modification, as applicable, except for the stock price. Stock options are valued using a Black-Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes. Average non-PEO NEO values for 2024 include the value of RSUs granted to Messrs. McElhatton and Traube in exchange for underwater options, which underwater options were exchanged for new RSUs at an approximately value-neutral accounting ratio of 2.9 option shares for 1 RSU share. Please see footnote 1 for the non-PEO NEOs included in the average for each indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics
Net ARR Increase
Non-GAAP Income from Operations

Total Shareholder Return Amount	$ 62	54	113	100
Peer Group Total Shareholder Return Amount	219	146	173	137
Net Income (Loss)	$ (68,193,000)	$ (197,970,000)	$ (99,425,000)	$ (73,174,000)
Company Selected Measure Amount	38,104,000	51,121,000	51,922,000	27,768,000
PEO Name	Tien Tzuo
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO Tien Tzuo and (ii) the average of the total compensation reported in the Summary Compensation Table in this Proxy Statement for the indicated fiscal year in the case of the non-PEO NEOs.Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our Class A common stock on January 31, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.
Relationship Between Pay and Performance

"Compensation actually paid" in the tables above is calculated pursuant to SEC rules and reflects cash compensation actually paid as well as changes to the fair values of equity awards during the applicable fiscal years based on year-end or vesting date stock prices, various accounting valuation assumptions, and projected performance modifiers, and does not reflect the actual amounts earned by our NEOs. Compensation actually paid fluctuates annually largely due to the change in our stock price from year to year as well as varying levels of actual achievement of performance goals.

Because "compensation actually paid" set forth in the tables above does not reflect the actual amount earned by our NEOs, we do not use this measure for understanding how NEO pay aligns with our company performance. For a discussion of how our compensation committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see Compensation Discussion and Analysis in this Proxy Statement and in our proxy statements filed for fiscal 2021, 2022, and 2023.

The following graphs show the relationship of compensation actually paid, as calculated under the SEC rules, to our PEO and non-PEO NEOs for our fiscal years 2021, 2022, 2023, and 2024 to (1) total stockholder return of both our Class A common stock and the S&P 500 Information Technology Index, (2) our net income (loss), and (3) our Net ARR Increase.

Measure:: 1
Pay vs Performance Disclosure
Name	Net ARR Increase
Non-GAAP Measure Description	We determined annual recurring revenue net growth (Net ARR Increase) to be the most important financial performance measure used to link company performance to "compensation actually paid" to our PEO and non-PEO NEOs. ARR, which we report in our periodic reports on Form 10-K and Form 10-Q, measures the recurring revenue generated from our business. "Net ARR Increase" is the dollar increase in ARR for the fiscal year in question over the ARR amount as of the end of the prior fiscal year. Net ARR Increase had a 50% weighting among the performance measures used to determine annual bonuses under the Fiscal 2024 Bonus Plan and were also used for the PSU performance metrics, as modified in fiscal 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Income from Operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,950,000)	$ (4,563,000)	$ (6,393,000)	$ (1,624,245)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,798,509	2,376,000	5,600,552	1,958,279
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,706,990	(3,326,826)	382,509	(43,345)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,509,658	0	1,357,089	311,103
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,809	(1,641,890)	462,167	(347,128)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,973,270)	(5,686,688)	(3,578,100)	(1,497,717)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,486,711	2,417,249	3,133,716	1,560,226
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,937	(1,926,517)	412,564	(17,994)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,776	460,531	639,966	201,497
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	213,141	(883,168)	268,525	(205,077)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (96,573)	$ 0	$ 0	$ (530,461)